ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Oct. 19, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, outstanding		42,713,325	38,263,813	37,295,813
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, outstanding		42,713,325
Common stock, shares held		17,073,325
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock outstanding	75.00%
Converted liabilities	$ 3,429,516
Conversion shares	7,907,351
Share Exchange Agreement [Member] | Sigyn Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest	75.00%
Share Exchange Agreement [Member] | Issued And Outstanding Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest	100.00%